Schedule III - Real Estate Assets and Accumulated Depreciation - 5 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
Lowe's: | Marietta, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,000
Land	7,471
Buildings and Improvements	8,404
Total Adjustment to Basis	392
Gross Amount at Which Carried At December 31, 2019	16,267
Accumulated Depreciation	1,150
Lowe's: | Oxford, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,668
Buildings and Improvements	7,622
Total Adjustment to Basis	369
Gross Amount at Which Carried At December 31, 2019	9,659
Accumulated Depreciation	1,564
Lowe's: | Tuscaloosa, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	4,908
Buildings and Improvements	4,786
Total Adjustment to Basis	9
Gross Amount at Which Carried At December 31, 2019	9,703
Accumulated Depreciation	849
Lowe's: | Woodstock, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,200
Land	7,316
Buildings and Improvements	8,879
Total Adjustment to Basis	392
Gross Amount at Which Carried At December 31, 2019	16,587
Accumulated Depreciation	1,213
Lowe's: | Zanesville, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	2,161
Buildings and Improvements	8,375
Total Adjustment to Basis	297
Gross Amount at Which Carried At December 31, 2019	10,833
Accumulated Depreciation	1,392
Market Heights Shopping Center: | Harker Heights, TX
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	47,000
Land	12,888
Buildings and Improvements	64,105
Total Adjustment to Basis	(76,993)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Marketplace at the Lakes: | West Covina, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	10,020
Buildings and Improvements	8,664
Total Adjustment to Basis	(18,684)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Mattress Firm: | Ashtabula, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	301
Buildings and Improvements	1,965
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,266
Accumulated Depreciation	215
Mattress Firm & Aspen Dental: | Vienna, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	774
Buildings and Improvements	2,466
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,240
Accumulated Depreciation	439
Mattress Firm & Five Guys: | Muskegon, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	813
Buildings and Improvements	1,766
Total Adjustment to Basis	(284)
Gross Amount at Which Carried At December 31, 2019	2,295
Accumulated Depreciation	0
McAlister's Deli: | Lawton, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	805
Buildings and Improvements	1,057
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,862
Accumulated Depreciation	165
McGowin Park: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	42,765
Land	2,243
Buildings and Improvements	69,357
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	71,600
Accumulated Depreciation	5,984
Melody Mountain: | Ashland, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,376
Land	1,286
Buildings and Improvements	9,879
Total Adjustment to Basis	(1,875)
Gross Amount at Which Carried At December 31, 2019	9,290
Accumulated Depreciation	0
Merchants Tire & Auto: | Wake Forest, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	782
Buildings and Improvements	1,730
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,512
Accumulated Depreciation	195
Mister Car Wash: | Athens, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	383
Buildings and Improvements	1,150
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,533
Accumulated Depreciation	76
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	257
Buildings and Improvements	559
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	816
Accumulated Depreciation	40
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	486
Buildings and Improvements	1,253
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,739
Accumulated Depreciation	95
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	359
Buildings and Improvements	1,152
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,511
Accumulated Depreciation	86
Mister Car Wash: | Hartselle, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	360
Buildings and Improvements	569
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	929
Accumulated Depreciation	42
Mister Car Wash: | Madison, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	562
Buildings and Improvements	1,139
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,701
Accumulated Depreciation	88
Morganton Heights: | Morganton, NC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,800
Land	7,032
Buildings and Improvements	29,763
Total Adjustment to Basis	30
Gross Amount at Which Carried At December 31, 2019	36,825
Accumulated Depreciation	5,295
National Tire & Battery: | Cedar Hill, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	469
Buildings and Improvements	1,951
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,420
Accumulated Depreciation	352
National Tire & Battery: | Cypress, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	910
Buildings and Improvements	2,224
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,134
Accumulated Depreciation	269
National Tire & Battery: | Flower Mound, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	779
Buildings and Improvements	2,449
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,228
Accumulated Depreciation	285
National Tire & Battery: | Fort Worth, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	936
Buildings and Improvements	1,234
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,170
Accumulated Depreciation	209
National Tire & Battery: | Fort Worth, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	730
Buildings and Improvements	2,309
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,039
Accumulated Depreciation	268
National Tire & Battery: | Frisco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	844
Buildings and Improvements	1,608
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,452
Accumulated Depreciation	271
National Tire & Battery: | Montgomery, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	516
Buildings and Improvements	2,494
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,010
Accumulated Depreciation	452
National Tire & Battery: | North Richland Hills, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	513
Buildings and Improvements	2,579
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,092
Accumulated Depreciation	308
National Tire & Battery: | Pasadena, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	908
Buildings and Improvements	2,307
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,215
Accumulated Depreciation	279
National Tire & Battery: | Pearland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,016
Buildings and Improvements	2,040
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,056
Accumulated Depreciation	242
National Tire & Battery: | Plano, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,292
Buildings and Improvements	2,197
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,489
Accumulated Depreciation	260
National Tire & Battery: | Tomball, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	838
Buildings and Improvements	2,229
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,067
Accumulated Depreciation	262
Natural Grocers: | Idaho Falls, ID
Real Estate and Accumulated Depreciation [Line Items]
Land	833
Buildings and Improvements	2,316
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,149
Accumulated Depreciation	361
Nordstrom Rack: | Tampa, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,880
Land	3,371
Buildings and Improvements	6,402
Total Adjustment to Basis	242
Gross Amount at Which Carried At December 31, 2019	10,015
Accumulated Depreciation	1,543
North Logan Commons: | Loganville, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,535
Buildings and Improvements	11,826
Total Adjustment to Basis	28
Gross Amount at Which Carried At December 31, 2019	16,389
Accumulated Depreciation	1,577
O'Reilly Auto Parts: | Clayton, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	501
Buildings and Improvements	945
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,446
Accumulated Depreciation	97
Owensboro Towne Center: | Owensboro, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,027
Land	3,807
Buildings and Improvements	16,259
Total Adjustment to Basis	788
Gross Amount at Which Carried At December 31, 2019	20,854
Accumulated Depreciation	1,968
Park Place: | Enterprise, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	931
Buildings and Improvements	8,595
Total Adjustment to Basis	(9,526)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Parkway Centre South: | Grove City, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,250
Land	7,027
Buildings and Improvements	18,223
Total Adjustment to Basis	(2,843)
Gross Amount at Which Carried At December 31, 2019	22,407
Accumulated Depreciation	579
Pecanland Plaza: | Monroe, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,206
Buildings and Improvements	18,957
Total Adjustment to Basis	(21,163)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
PetSmart: | Wilkesboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	447
Buildings and Improvements	1,710
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,157
Accumulated Depreciation	356
PetSmart/Old Navy: | Reynoldsburg, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,658
Land	1,295
Buildings and Improvements	4,077
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,372
Accumulated Depreciation	859
Pick 'n Save: | Pewaukee, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,323
Buildings and Improvements	6,761
Total Adjustment to Basis	257
Gross Amount at Which Carried At December 31, 2019	8,341
Accumulated Depreciation	1,101
Pick 'n Save: | Sheboygan, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,003
Buildings and Improvements	10,695
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,698
Accumulated Depreciation	2,059
Pick 'n Save: | South Milwaukee, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,126
Buildings and Improvements	5,706
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,832
Accumulated Depreciation	908
Plainfield Plaza: | Plainfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	3,167
Buildings and Improvements	14,788
Total Adjustment to Basis	(2,385)
Gross Amount at Which Carried At December 31, 2019	15,570
Accumulated Depreciation	359
Plaza San Mateo: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	2,867
Buildings and Improvements	11,582
Total Adjustment to Basis	(4,018)
Gross Amount at Which Carried At December 31, 2019	10,431
Accumulated Depreciation	54
Popeyes: | Independence, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	333
Buildings and Improvements	680
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,013
Accumulated Depreciation	98
Poplar Springs Plaza: | Duncan, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,000
Land	1,862
Buildings and Improvements	5,277
Total Adjustment to Basis	478
Gross Amount at Which Carried At December 31, 2019	7,617
Accumulated Depreciation	1,097
Raising Cane's: | Phoenix, AZ
Real Estate and Accumulated Depreciation [Line Items]
Land	761
Buildings and Improvements	1,972
Total Adjustment to Basis	(2,733)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Rolling Acres Plaza: | Lady Lake, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,930
Land	7,540
Buildings and Improvements	26,839
Total Adjustment to Basis	(4,093)
Gross Amount at Which Carried At December 31, 2019	30,286
Accumulated Depreciation	644
Ross: | Fort Worth, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	0
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Rushmore Crossing: | Rapid City, SD
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,568
Land	7,066
Buildings and Improvements	33,019
Total Adjustment to Basis	(40,085)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Rushmore Crossing: | Rapid City, SD
Real Estate and Accumulated Depreciation [Line Items]
Land	883
Buildings and Improvements	4,128
Total Adjustment to Basis	(5,011)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Sherwin-Williams: | Macon, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	59
Buildings and Improvements	659
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	718
Accumulated Depreciation	81
Shippensburg Market Place: | Shippensburg, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,917
Buildings and Improvements	9,263
Total Adjustment to Basis	(3,530)
Gross Amount at Which Carried At December 31, 2019	7,650
Accumulated Depreciation	$ 0